OPERATING SEGMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fee and commission income and income from banking fees	R$ 31,073,646	R$ 28,336,487	R$ 26,956,763
Net Income for the year ended on December 31, 2023	23,924,636	17,542,153	14,502,765
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	13,283,440	11,029,012	9,616,840
Liabilities	2,151,378,586	1,900,541,870
Operating Segments Banking [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	235,516,116	169,745,125	164,122,043
Expenses from financial intermediation	(154,883,751)	(98,810,413)	(97,495,630)
Financial margin	80,632,365	70,934,712	66,626,413
Expected credit loss associated with credit risk	(36,370,035)	(33,123,621)	(37,110,675)
Gross income from financial intermediation	44,262,330	37,811,091	29,515,738
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	39,563,634	36,213,830	34,269,254
Personnel expenses/Other administrative expenses (5)	(46,173,552)	(44,525,627)	(42,122,774)
Tax expenses	(7,520,187)	(6,313,204)	(6,582,213)
Share of profit (loss) of associates and jointly controlled entities	(225,416)	121,511	151,414
IR/CSI and Other income/expenses	(15,496,030)	(13,425,161)	(9,198,676)
Net Income for the year ended on December 31, 2023	14,410,779	9,882,440	6,032,743
Assets	2,036,011,553	1,811,529,557	1,661,529,233
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	86,292,770	79,828,981	73,163,988
Liabilities	1,820,238,662	1,607,412,734	1,468,271,968
Operating Segments Insurance Pension And Capitalization Bonds [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	8,506,979	37,327,260	39,941,507
Expenses from financial intermediation	(18,430)	(30,050,169)	(32,892,243)
Financial margin	8,488,549	7,277,091	7,049,264
Expected credit loss associated with credit risk
Gross income from financial intermediation	8,488,549	7,277,091	7,049,264
Other income from insurance, pension plans and capitalization bonds	13,887,736	11,520,350	9,800,620
Fee and commission income and income from banking fees	2,061,017	1,923,437	1,164,685
Personnel expenses/Other administrative expenses (5)	(5,138,904)	(4,571,572)	(4,717,591)
Tax expenses	(1,484,930)	(1,391,406)	(1,436,686)
Share of profit (loss) of associates and jointly controlled entities	610,771	243,403	421,723
IR/CSI and Other income/expenses	(8,354,473)	(5,945,008)	(3,468,750)
Net Income for the year ended on December 31, 2023	10,069,766	9,056,295	8,813,265
Assets	507,789,849	451,777,909	409,370,722
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	5,612,184	4,727,047	3,028,413
Liabilities	463,807,578	416,694,321	370,561,631
Operating Segments Other Activities [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	355,635	318,644	481,208
Expenses from financial intermediation			(18)
Financial margin	355,635	318,644	481,190
Expected credit loss associated with credit risk
Gross income from financial intermediation	355,635	318,644	481,190
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	142,372	81,549	4,899
Personnel expenses/Other administrative expenses (5)	(133,738)	(71,301)	(46,488)
Tax expenses	(22,812)	(18,380)	(22,734)
Share of profit (loss) of associates and jointly controlled entities		843
IR/CSI and Other income/expenses	(272,913)	(164,642)	(141,073)
Net Income for the year ended on December 31, 2023	68,544	146,713	275,794
Assets	3,278,326	2,712,775	3,277,809
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	318,322	1,413	1,105
Liabilities	191,759	33,384	68,561
Operating Segments Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	(286,293)	(408,624)	(670,653)
Expenses from financial intermediation	428,749	412,038	685,410
Financial margin	142,456	3,414	14,757
Expected credit loss associated with credit risk
Gross income from financial intermediation	142,456	3,414	14,757
Other income from insurance, pension plans and capitalization bonds	33,747	27,238	32,469
Fee and commission income and income from banking fees	(133,187)	(68,529)	(33,100)
Personnel expenses/Other administrative expenses (5)	274,376	393,183	423,907
Tax expenses
Share of profit (loss) of associates and jointly controlled entities
IR/CSI and Other income/expenses	(317,392)	(355,306)	(438,033)
Net Income for the year ended on December 31, 2023
Assets	(164,478,058)	(138,098,385)	(110,126,067)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(86,267,687)	(79,218,884)	(72,298,485)
Liabilities	(78,210,371)	(58,879,501)	(37,827,582)
Operating Segments Managerial Income Statement [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	244,092,437	206,982,405	203,874,105
Expenses from financial intermediation	(154,473,432)	(128,448,544)	(129,702,481)
Financial margin	89,619,005	78,533,861	74,171,624
Expected credit loss associated with credit risk	(36,370,035)	(33,123,621)	(37,110,675)
Gross income from financial intermediation	53,248,970	45,410,240	37,060,949
Other income from insurance, pension plans and capitalization bonds	13,921,483	11,547,588	9,833,089
Fee and commission income and income from banking fees	41,633,836	38,150,287	35,405,738
Personnel expenses/Other administrative expenses (5)	(51,171,818)	(48,775,317)	(46,462,946)
Tax expenses	(9,027,929)	(7,722,990)	(8,041,633)
Share of profit (loss) of associates and jointly controlled entities	385,355	365,757	573,137
IR/CSI and Other income/expenses	(24,440,808)	(19,890,117)	(13,246,532)
Net Income for the year ended on December 31, 2023	24,549,089	19,085,448	15,121,802
Assets	2,382,601,670	2,127,921,856	1,964,051,697
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	5,955,589	5,338,557	3,895,021
Liabilities	2,206,027,628	1,965,260,938	1,801,074,578
Operating Segments Proportionately Consolidated [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	(5,190,067)	(1,550,303)	(2,864,178)
Expenses from financial intermediation	1,530,732	607,296	552,467
Financial margin	(3,659,335)	(943,007)	(2,311,711)
Expected credit loss associated with credit risk	1,069,096
Gross income from financial intermediation	(2,590,239)	(943,007)	(2,311,711)
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	(8,008,985)	(6,170,251)	(5,340,755)
Personnel expenses/Other administrative expenses (5)	2,410,916	2,228,548	1,905,911
Tax expenses	899,826	848,030	697,784
Share of profit (loss) of associates and jointly controlled entities	1,776,372	1,164,800	1,527,554
IR/CSI and Other income/expenses	5,512,110	2,871,880	3,521,217
Net Income for the year ended on December 31, 2023
Assets	(29,930,004)	(14,081,367)	(10,074,444)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	7,392,844	5,756,348	5,792,357
Liabilities	(29,930,004)	(14,081,367)	(10,074,444)
Operating Segments Consolidation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	(5,505,872)	(2,959,039)	(4,249,260)
Expenses from financial intermediation	8,416,250	5,490,039	6,914,030
Financial margin	2,910,378	2,531,000	2,664,770
Expected credit loss associated with credit risk
Gross income from financial intermediation	2,910,378	2,531,000	2,664,770
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	(2,469,449)	(2,325,142)	(1,879,319)
Personnel expenses/Other administrative expenses (5)	(403,143)	(276,322)	(618,004)
Tax expenses
Share of profit (loss) of associates and jointly controlled entities
IR/CSI and Other income/expenses	(37,786)	70,464	(167,447)
Net Income for the year ended on December 31, 2023
Assets	(45,943,903)	(60,714,873)	(38,502,618)
Liabilities	(45,943,903)	(60,714,873)	(38,502,618)
Operating Segments Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	36,786,608	10,746,673	27,697,126
Expenses from financial intermediation	(49,317,303)	(21,927,944)	(34,140,071)
Financial margin	(12,530,695)	(11,181,271)	(6,442,945)
Expected credit loss associated with credit risk	5,692,979	5,597,688	4,993,651
Gross income from financial intermediation	(6,837,716)	(5,583,583)	(1,449,294)
Other income from insurance, pension plans and capitalization bonds	(1,709,037)	(1,788,424)	(3,788,649)
Fee and commission income and income from banking fees	(81,756)	(1,318,407)	(1,228,901)
Personnel expenses/Other administrative expenses (5)	1,586,342	1,591,719	2,049,077
Tax expenses	38,572
Share of profit (loss) of associates and jointly controlled entities	900	1,028	990
IR/CSI and Other income/expenses	6,378,242	5,554,372	3,797,740
Net Income for the year ended on December 31, 2023	(624,453)	(1,543,295)	(619,037)
Assets	23,599,453	16,358,746	12,048,614
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(64,993)	(65,893)	(70,538)
Liabilities	21,224,865	10,077,172	8,011,609
Operating Segments Consolidated In Accordance With I F R S [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation (4)	270,183,106	213,219,736	224,457,793
Expenses from financial intermediation	(193,843,753)	(144,279,153)	(156,376,055)
Financial margin	76,339,353	68,940,583	68,081,738
Expected credit loss associated with credit risk	(29,607,960)	(27,525,933)	(32,117,024)
Gross income from financial intermediation	46,731,393	41,414,650	35,964,714
Other income from insurance, pension plans and capitalization bonds	12,212,446	9,759,164	6,044,440
Fee and commission income and income from banking fees	31,073,646	28,336,487	26,956,763
Personnel expenses/Other administrative expenses (5)	(47,577,703)	(45,231,372)	(43,125,962)
Tax expenses	(8,089,531)	(6,874,960)	(7,343,849)
Share of profit (loss) of associates and jointly controlled entities	2,162,627	1,531,585	2,101,681
IR/CSI and Other income/expenses	(12,588,242)	(11,393,401)	(6,095,022)
Net Income for the year ended on December 31, 2023	23,924,636	17,542,153	14,502,765
Assets	2,330,327,216	2,069,484,362	1,927,523,249
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	13,283,440	11,029,012	9,616,840
Liabilities	R$ 2,151,378,586	R$ 1,900,541,870	R$ 1,760,509,125